Leases - Schedule of Movements in Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Quantitative Information About Leases For Lessee [Abstract]
Lease liabilities , Beginning of the period	$ 3,919	$ 4,626
Lease liabilities , Additions	10,165
Lease liabilities, Cash outflows (principle and interest)	(1,143)	(1,101)
Lease liabilities, Non-cash interest	225	121	$ 129
Lease liabilities, Currency translation effects	(107)	273
Lease liabilities , End of the period	$ 13,059	$ 3,919	$ 4,626